3. Loans, Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of contracts	6	2
Recorded Investment	$ 506,145	$ 137,830
Commercial Real Estate
Number of contracts	1
Recorded Investment	$ 149,514
Residential real estate - 1st lien
Number of contracts	4	2
Recorded Investment	$ 286,803	$ 137,830
Residential Real Estate Jr Lien
Number of contracts	1
Recorded Investment	$ 69,828